March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Taxable Municipal Bond Trust (BBN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 2.9%
Grand Canyon University, 5.13%, 10/01/28(a)	$6,022	$ 5,692,948
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	18,190	16,510,851
Wesleyan University, 4.78%, 07/01/2116(a)	11,000	8,932,246
		31,136,045
Financial Services(b) — 1.8%
MMH Master LLC
6.38%, 02/01/34	2,565	2,593,655
6.50%, 02/01/39	6,475	6,778,679
6.75%, 02/01/44	7,300	7,257,696
Western Group Housing LP, 6.75%, 03/15/57(a)	2,367	2,370,648
		19,000,678
Health Care Providers & Services — 3.0%
CommonSpirit Health, 5.32%, 12/01/34(a)	14,655	14,508,737
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	5,000	4,800,343
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	15,000	13,255,626
		32,564,706
Total Corporate Bonds — 7.7% (Cost: $89,331,186)		82,701,429
Municipal Bonds
Alabama — 0.5%
Alabama Incentives Financing Authority, Refunding RB, Series B, (AGM), 3.54%, 09/01/42	4,970	4,141,244
Jacksonville Public Educational Building Authority, RB, (AGM), 7.00%, 08/01/46	1,365	1,495,020
		5,636,264
Alaska — 0.9%
Alaska Housing Finance Corp., RB, S/F Housing, Series C, 6.25%, 12/01/53(a)	9,680	10,101,827
Arizona — 3.3%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	11,540	11,907,365
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	23,364,045
		35,271,410
Arkansas — 0.8%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,400	8,323,574
California — 23.2%
Alameda Corridor Transportation Authority, Refunding RB, CAB(c)
Series B, Senior Lien, 0.00%, 10/01/42	5,000	1,755,858
Series D, Subordinate, (AGM), 0.00%, 10/01/40	3,775	1,495,673
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(a)	11,000	12,433,609
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	6,720	7,610,861
Series S-3, 6.91%, 10/01/50	14,000	16,357,247
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(b)	4,700	4,077,625
Security	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)(d)	$4,605	$ 4,599,244
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(a)	17,050	20,294,088
California State University, Refunding RB, Series B, 2.80%, 11/01/41	5,000	3,705,379
City & County of San Francisco California, COP, 6.38%, 10/01/43	8,480	8,915,669
City of Chula Vista California, RB, 2.40%, 06/01/36	1,275	960,578
City of Huntington Beach California, Refunding RB
3.28%, 06/15/40(a)	6,000	4,791,101
3.38%, 06/15/44	1,500	1,133,997
City of Orange California, RB, (BAM), 3.12%, 06/01/44	2,000	1,516,527
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(a)	21,255	22,196,804
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	9,065	9,431,823
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	11,410	9,366,693
Class B, (SAP), 3.29%, 06/01/42	2,000	1,545,570
Series A-1, 3.71%, 06/01/41	26,275	20,179,263
Series A-1, 4.21%, 06/01/50	22,500	16,741,564
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	575	585,374
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42(a)	10,000	10,856,261
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,685	3,684,741
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	7,200	5,487,886
State of California, GO, BAB
7.55%, 04/01/39(a)	9,035	10,931,517
7.35%, 11/01/39(a)	5,000	5,811,772
7.63%, 03/01/40	8,950	10,697,672
7.60%, 11/01/40(a)	15,000	18,254,754
State of California, Refunding GO
5.13%, 03/01/38(a)	10,010	9,923,815
5.88%, 10/01/41	5,000	5,139,942
		250,482,907
Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	11,885	10,504,850
Colorado Housing and Finance Authority, RB, S/F Housing, Series B-1, Class I, (GNMA), 6.25%, 11/01/54	2,085	2,192,870
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	6,871,452
		19,569,172
Connecticut — 1.8%
Connecticut Housing Finance Authority, RB, S/F Housing, Series E-1, Class T, Sustainability Bonds, 5.37%, 11/15/44(a)	6,575	6,401,647

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-2, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.41%, 05/15/55	$10,000	$ 10,158,113
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	2,765	2,721,135
		19,280,895
District of Columbia — 1.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(a)	10,750	13,568,054
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	5,000	6,063,259
		19,631,313
Florida — 5.0%
Capital Trust Agency, Inc., RB, 5.50%, 06/15/26(b)	445	445,821
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	3,295	3,434,625
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	20	20,000
Florida Development Finance Corp., RB(b)
6.75%, 12/15/28	454	120,587
Series B, 5.00%, 06/15/25	145	144,607
Series B, 5.75%, 06/15/25	260	260,165
Series D, 5.75%, 12/15/26	650	652,672
Florida Development Finance Corp., Refunding RB
Series B, 4.11%, 04/01/50	5,000	4,104,607
AMT, 12.00%, 07/15/32(b)(d)	1,150	1,231,464
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	11,405,951
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	10	10,000
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34(a)	18,300	18,751,840
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	13,558,444
		54,140,783
Georgia — 5.6%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31(b)	860	858,835
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57(a)	25,098	27,553,151
6.66%, 04/01/57	20,260	21,780,203
7.06%, 04/01/57	9,300	10,441,848
		60,634,037
Hawaii — 0.7%
State of Hawaii, GO, Series GK, 6.05%, 10/01/36	5,000	5,365,421
State of Hawaii, Refunding GO, Series GC, 2.37%, 10/01/35	2,500	1,996,949
		7,362,370
Idaho — 1.9%
Idaho Housing & Finance Association, RB
Series B, 4.75%, 06/15/29(b)	235	219,953
Series B, 7.15%, 06/15/31	460	429,107
Security	Par (000)	Value
Idaho (continued)
Idaho Housing & Finance Association, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	$5,840	$ 6,154,501
Series E, (FHLMC, FNMA, GNMA), 6.06%, 01/01/44(a)	13,125	13,354,246
		20,157,807
Illinois — 17.1%
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	10,435	10,515,091
6.52%, 12/01/40	9,745	9,767,594
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	1,633,670
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	7,288	8,113,571
Series B, 6.90%, 12/01/40	4,472	4,980,342
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	16,015	16,678,887
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40(a)	36,000	40,278,466
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 2nd Lien, 6.74%, 11/01/40	15,250	16,753,533
County of Will Illinois, Refunding GO, 2.95%, 11/15/45	2,400	1,718,677
Illinois Finance Authority, RB, 6.69%, 07/01/33	2,925	3,050,637
Illinois Housing Development Authority, RB, S/F Housing
Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.88%, 10/01/49	4,445	4,393,604
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.90%, 10/01/46	7,145	7,164,540
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	15,000	16,131,735
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	5,769,505
State of Illinois, GO, BAB
6.63%, 02/01/35	2,077	2,179,332
7.35%, 07/01/35(a)	28,172	30,255,325
Series 3, 6.73%, 04/01/35	5,348	5,650,172
		185,034,681
Indiana — 1.5%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39	7,900	8,801,712
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	7,260	7,179,819
		15,981,531
Kentucky — 0.9%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	9,400	9,671,313
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-3, 5.20%, 12/01/39(a)	9,750	9,847,520
Maryland — 2.6%
Maryland Community Development Administration, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.15%, 09/01/38	5,000	5,259,036
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.23%, 09/01/43	10,000	10,379,226
Maryland Economic Development Corp., RB
4.00%, 04/01/34	9,190	6,511,605
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp., RB (continued)
Sustainability Bonds, 5.94%, 05/31/57	$5,000	$ 5,086,456
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	520	512,395
		27,748,718
Massachusetts — 4.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	5,166,367
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	9,270	8,679,094
Series A, 5.95%, 07/01/44	15,000	15,423,696
Massachusetts Educational Financing Authority, Refunding RB
Series A, 4.95%, 07/01/38	13,355	13,068,377
Series A, 6.35%, 07/01/49	6,785	7,066,317
Massachusetts Housing Finance Agency, RB, S/F Housing, Series 226, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.84%, 12/01/42	3,170	3,217,294
		52,621,145
Michigan — 4.1%
Michigan Finance Authority, RB
6.38%, 06/01/33(b)(e)(f)	1,000	435,400
Series D, 5.02%, 11/01/43	7,500	7,026,807
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	13,575,985
Michigan State Housing Development Authority, RB, S/F Housing, Series B, Sustainability Bonds, 5.77%, 12/01/44	3,125	3,127,891
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50(a)	5,500	5,643,501
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48(a)	14,575	13,210,585
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	1,133,620
		44,153,789
Minnesota — 1.8%
Minnesota Housing Finance Agency, RB, S/F Housing, Series P, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.79%, 07/01/44	3,000	3,024,853
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	8,275,420
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	5,523,395
Western Minnesota Municipal Power Agency, Refunding RB, Series A, 3.23%, 01/01/46	3,000	2,225,212
		19,048,880
Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41	7,000	7,270,128
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	13,160,648
		20,430,776
Security	Par (000)	Value
Nevada — 0.8%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	$2,000	$ 2,256,679
Nevada Housing Division, RB, S/F Housing, Series F, (FHLMC, FNMA, GNMA), 5.52%, 10/01/44	6,485	6,385,916
		8,642,595
New Hampshire — 2.4%
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	2,500	2,038,444
New Hampshire Business Finance Authority, Refunding RB
3.30%, 04/01/32	12,895	8,958,090
2.87%, 07/01/35	4,735	3,607,408
Series A, 6.89%, 04/01/34(b)	7,255	7,523,096
New Hampshire Health and Education Facilities Authority Act, RB, 5.04%, 11/01/34	4,130	4,086,758
		26,213,796
New Jersey — 8.6%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 7.43%, 02/15/29	20,974	22,102,956
Series B, 7.00%, 06/15/30(b)	3,095	3,099,624
New Jersey Educational Facilities Authority, Refunding RB
(AGM), 3.51%, 07/01/42	8,500	7,138,624
(AGM), 3.61%, 07/01/50	1,500	1,154,813
New Jersey Institute of Technology, Refunding RB, Series B, 3.42%, 07/01/42	7,500	6,213,682
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.08%, 06/15/39	7,230	6,580,441
New Jersey Turnpike Authority, RB, BAB(a)
Series A, 7.10%, 01/01/41	34,000	38,959,774
Series F, 7.41%, 01/01/40	6,790	8,160,649
		93,410,563
New York — 8.7%
City of New York, GO, Series D-1, Sustainability Bonds, 5.11%, 10/01/54	3,930	3,792,255
City of New York, Refunding GO
Series D, 2.17%, 08/01/34(g)	4,305	3,523,476
Series D, 2.17%, 08/01/34	2,980	2,387,317
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39(a)	11,620	13,776,815
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,428,779
Series TR, 6.69%, 11/15/40	19,705	21,585,761
Metropolitan Transportation Authority, Refunding RB, Series C2, Sustainability Bonds, 5.18%, 11/15/49	340	308,828
New York City Housing Development Corp., RB, M/F Housing
Series D, (HUD SECT 8), 5.40%, 08/01/49	7,550	7,292,852
Sustainability Bonds, 3.10%, 11/01/45	1,310	918,579
New York City Municipal Water Finance Authority, RB, BAB, 5.95%, 06/15/42	5,000	5,194,640
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44(a)	7,590	7,769,906
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	15,100,487

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Thruway Authority, Refunding RB, Series M, 3.50%, 01/01/42	$2,000	$ 1,681,761
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-3, 2.51%, 05/15/35	10,390	8,542,333
		94,303,789
North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 53-B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	6,965	7,293,712
Ohio — 3.4%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41(a)	20,760	24,946,170
Ohio University, RB, 5.59%, 12/01/2114	10,100	9,616,436
State of Ohio, Refunding RB, 3.28%, 01/01/42	3,000	2,530,714
		37,093,320
Oklahoma — 1.5%
Oklahoma Development Finance Authority, RB
Series A-3, 5.09%, 02/01/52(a)	6,750	6,520,441
Series A-3, 4.71%, 05/01/52	3,695	3,416,704
Series B, 11.00%, 09/01/41(b)	3,000	2,800,400
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45	3,500	3,806,370
		16,543,915
Pennsylvania — 3.2%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	4,435	4,084,124
Series A, 3.81%, 06/01/41	6,110	5,187,229
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39(a)	23,050	24,996,923
		34,268,276
Puerto Rico — 1.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,465	3,427,863
Series A-2, Restructured, 4.55%, 07/01/40	14,899	13,077,558
		16,505,421
South Carolina — 3.1%
Charleston Educational Excellence Finance Corp., Refunding RB, 1.87%, 12/01/29	10,000	9,043,073
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30(b)	710	705,291
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(a)	11,290	12,338,533
South Carolina Public Service Authority, Refunding RB
Series C, 5.78%, 12/01/41	4,595	4,714,162
Series D, (AGM), 6.45%, 12/01/42	2,870	3,152,301
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	4,125	3,604,326
		33,557,686
Tennessee — 5.0%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	4,381,387
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A-2, 7.43%, 07/01/43(a)	35,105	40,440,471
Security	Par (000)	Value
Tennessee (continued)
Tennessee Housing Development Agency, RB, S/F Housing
Series 1B, Sustainability Bonds, 5.92%, 07/01/49	$545	$ 547,196
Series 2B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.91%, 07/01/44	5,000	5,092,791
Tennessee State School Bond Authority, Refunding RB, Series A, 2.56%, 11/01/41	4,525	3,409,061
		53,870,906
Texas — 6.4%
Alamo Regional Mobility Authority, Refunding RB, Series B, 3.28%, 06/15/46	5,910	4,370,455
Arlington Higher Education Finance Corp., RB(b)
5.50%, 04/01/30	500	471,581
6.50%, 11/01/32	1,280	1,302,900
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,065	1,021,541
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,502,584
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48	2,500	2,298,133
Hidalgo County Regional Mobility Authority, Refunding RB, Series B, (AGM), 2.91%, 12/01/40	5,000	3,912,887
New Hope Higher Education Finance Corp., RB, Series B, 5.00%, 06/15/27(b)	390	385,773
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	8,285	7,538,440
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	10,000	10,275,103
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41	10,000	10,097,720
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	25,000	19,971,766
		69,148,883
Utah — 0.3%
Utah Housing Corp., RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	2,940	3,097,775
Virginia — 3.8%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46(a)	29,085	24,783,350
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.52%, 06/01/40	4,000	3,273,969
Series F, (HUD SECT 8), 3.13%, 07/01/45	3,425	2,496,198
Virginia Housing Development Authority, RB, S/F Housing
Series A, 5.57%, 10/01/49	6,845	6,622,295
Series E, 5.82%, 07/01/44(a)	3,670	3,719,480
		40,895,292
Washington — 1.9%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	18,625	20,032,200
West Virginia — 1.6%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	1,600	153,780
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	10,000	7,664,488
Series B, Class 2, 4.88%, 06/01/49	10,130	9,463,621
		17,281,889
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin(b) — 1.0%
Public Finance Authority, RB
4.75%, 06/15/25	$245	$ 244,665
5.38%, 06/15/28	325	324,818
5.25%, 01/01/31	1,010	880,109
Series B, Class S, 5.25%, 06/15/26	95	95,008
Public Finance Authority, RB, M/F Housing, 6.70%, 02/01/55	7,550	7,585,523
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49	1,470	1,250,126
		10,380,249
Total Municipal Bonds — 136.9% (Cost: $1,442,475,490)		1,477,670,979
Total Long-Term Investments — 144.6% (Cost: $1,531,806,676)		1,560,372,408

	Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(h)(i)	1,888,071	1,888,071
Total Short-Term Securities — 0.2% (Cost: $1,888,071)		1,888,071
Total Investments — 144.8% (Cost: $1,533,694,747)		1,562,260,479
Liabilities in Excess of Other Assets — (44.8)%		(482,982,851)
Net Assets — 100.0%		$ 1,079,277,628

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,563,635	$ 324,436 (a)	$ —	$ —	$ —	$ 1,888,071	1,888,071	$ 92,643	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Bank PLC	4.60%(b)	12/08/23	Open	$ 4,550,000	$ 4,868,867	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.60 (b)	12/08/23	Open	6,100,313	6,543,763	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.60 (b)	12/08/23	Open	7,587,825	8,140,103	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.60 (b)	12/08/23	Open	13,125,000	14,076,690	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.60 (b)	12/13/23	Open	25,596,450	27,449,413	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.05 (b)	01/29/24	Open	8,277,500	8,762,734	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.59 (b)	09/23/24	Open	9,096,588	9,339,671	Municipal Bonds	Open/Demand
Barclays Bank PLC	4.60 (b)	12/02/24	Open	1,178,100	1,197,146	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	12/02/24	Open	9,510,600	9,662,770	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/02/24	Open	7,707,438	7,831,270	Municipal Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.49%(b)	12/09/24	Open	$ 14,197,031	$ 14,408,259	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/09/24	Open	40,853,444	41,462,557	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.53 (b)	12/09/24	Open	10,661,300	10,821,261	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	4,751,175	4,823,058	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	19,778,000	20,077,230	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	7,130,025	7,237,898	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	17,775,000	18,043,926	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	16,012,500	16,254,760	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	16,255,225	16,501,157	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	7,115,625	7,223,280	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	19,337,500	19,630,066	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	2,017,500	2,048,024	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	7,427,306	7,539,677	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	10,737,500	10,899,952	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	1,577,500	1,601,367	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/09/24	Open	13,464,675	13,668,388	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.58 (b)	12/09/24	Open	12,306,250	12,492,823	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	12/09/24	Open	13,390,781	13,594,637	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/09/24	Open	9,469,687	9,615,337	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	3,011,250	3,056,281	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	2,827,500	2,869,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	2,965,000	3,009,339	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	6,125,000	6,216,594	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	7,665,000	7,779,624	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	14,245,000	14,458,022	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	39,150,000	39,735,456	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	18,232,500	18,505,152	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	12/11/24	Open	15,916,250	16,154,264	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	12/11/24	Open	1,885,000	1,913,014	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.57 (b)	01/02/25	Open	12,567,187	12,709,172	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.60 (b)	02/13/25	Open	17,636,625	17,742,543	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	02/13/25	Open	10,250,000	10,312,226	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.58 (b)	03/04/25	Open	6,303,781	6,326,237	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.58 (b)	03/04/25	Open	5,706,250	5,726,577	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.58 (b)	03/07/25	Open	3,573,663	3,585,029	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	03/12/25	Open	7,438,200	7,456,795	Municipal Bonds	Open/Demand
				$ 512,486,044	$ 523,372,192

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	395	06/18/25	$ 44,012	$ (443,336)
U.S. Long Bond	695	06/18/25	81,815	(1,616,327)
				$ (2,059,663)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 82,701,429	$ —	$ 82,701,429
Municipal Bonds	—	1,477,670,979	—	1,477,670,979
Short-Term Securities
Money Market Funds	1,888,071	—	—	1,888,071
	$1,888,071	$1,560,372,408	$—	$1,562,260,479
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (2,059,663)	$ —	$ —	$ (2,059,663)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $523,372,192 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
Portfolio Abbreviation (continued)
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAP	Subject to Appropriations
TA	Tax Allocation